Segmented Information (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Disclosure of operating segments
Investments in associates, additions to goodwill, segment assets and segment liabilities by reporting segment as at and for the years ended December 31 were as follows:

	Investments in associates		Additions to goodwill		Segment assets		Segment liabilities
	2017	2016	2017	2016	2017	2016	2017	2016
Insurance and Reinsurance
Northbridge	218.6	206.9	1.1	—	4,527.2	4,149.9	2,804.6	2,630.2
OdysseyRe	355.7	373.5	—	—	11,316.1	10,334.8	7,248.4	6,370.5
Crum & Forster	263.2	153.5	—	7.8	6,290.6	6,294.1	4,651.1	4,625.7
Zenith National	162.9	146.9	—	—	2,586.8	2,590.7	1,653.8	1,633.1
Brit	231.4	217.8	—	—	7,480.1	6,579.5	5,930.1	4,915.7
Allied World(1)	210.5	—	937.9	—	14,584.4	—	10,937.2	—
Fairfax Asia	100.9	487.3	(24.2)	69.5	1,930.7	2,684.7	674.5	1,457.7
Other	92.0	127.4	19.6	11.5	4,321.3	2,656.2	3,223.5	1,850.1
Operating companies	1,635.2	1,713.3	934.4	88.8	53,037.2	35,289.9	37,123.2	23,483.0
Run-off	252.0	308.2	—	—	5,207.2	5,709.5	3,456.5	3,970.4
Other	1,250.8	255.3	277.9	127.2	8,684.0	4,740.2	3,245.8	2,029.8
Corporate and Other and eliminations and adjustments	518.3	356.7	—	—	(2,838.3)	(2,355.2)	1,852.6	2,081.1
Consolidated	3,656.3	2,633.5	1,212.3	216.0	64,090.1	43,384.4	45,678.1	31,564.3

(1)	Allied World is included in the company's financial reporting with effect from July 6, 2017
Sources of earnings by reporting segment for the years ended December 31 were as follows:

2017

	Insurance and Reinsurance
	Northbridge	OdysseyRe			Crum & Forster	Zenith National	Brit	Allied World(1)	Fairfax Asia	Other	Operating companies	Run-off	Other	Corporate and Other	Eliminations and adjustments	Consolidated
Gross premiums written
External	1,180.4		2,725.7		2,120.0	849.0	2,048.1	1,447.6	667.9	1,160.4	12,199.1	8.4	—	—	—	12,207.5
Intercompany	6.6		57.4		54.5	—	8.9	—	2.5	83.9	213.8	—	—	—	(213.8)	—
	1,187.0		2,783.1		2,174.5	849.0	2,057.0	1,447.6	670.4	1,244.3	12,412.9	8.4	—	—	(213.8)	12,207.5
Net premiums written	1,064.9		2,495.9		1,863.4	837.4	1,530.9	991.9	327.5	863.3	9,975.2	8.3	—	—	—	9,983.5
Net premiums earned
External	1,023.7		2,318.3		1,822.1	814.1	1,537.3	1,041.3	369.3	775.2	9,701.3	20.1	—	—	—	9,721.4
Intercompany	(4.0)		15.1		30.7	(2.5)	(0.4)	(12.6)	(41.7)	15.4	—	—	—	—	—	—
	1,019.7		2,333.4		1,852.8	811.6	1,536.9	1,028.7	327.6	790.6	9,701.3	20.1	—	—	—	9,721.4
Underwriting expenses(2)	(1,010.7)		(2,273.4)		(1,849.6)	(694.4)	(1,738.8)	(1,615.3)	(289.4)	(871.2)	(10,342.8)	(227.5)	—	—	—	(10,570.3)
Underwriting profit (loss)	9.0		60.0		3.2	117.2	(201.9)	(586.6)	38.2	(80.6)	(641.5)	(207.4)	—	—	—	(848.9)
Interest income	56.1		131.0		53.4	26.8	41.9	76.8	31.3	38.7	456.0	37.2	29.7	(8.3)	—	514.6
Dividends	9.5		15.6		3.4	3.8	3.7	2.2	3.2	11.8	53.2	4.6	9.1	6.3	—	73.2
Investment expenses	(11.5)		(21.7)		(23.0)	(7.2)	(13.0)	(13.1)	(5.4)	(12.0)	(106.9)	(12.9)	(143.7)	(2.1)	236.8	(28.8)
Interest and dividends	54.1		124.9		33.8	23.4	32.6	65.9	29.1	38.5	402.3	28.9	(104.9)	(4.1)	236.8	559.0
Share of profit (loss) of associates	3.2		7.2		(1.1)	(9.8)	9.2	(17.6)	29.4	3.0	23.5	(6.1)	55.4	127.7	—	200.5
Other
Revenue	—		—		—	—	—	—	—	—	—	—	3,257.6	—	—	3,257.6
Expenses	—		—		—	—	—	—	—	—	—	—	(2,996.0)	—	—	(2,996.0)
	—		—		—	—	—	—	—	—	—	—	261.6	—	—	261.6
Operating income (loss)	66.3		192.1		35.9	130.8	(160.1)	(538.3)	96.7	(39.1)	(215.7)	(184.6)	212.1	123.6	236.8	172.2
Net gains (losses) on investments	44.8		253.1		27.9	26.6	79.0	(26.5)	1,083.9	69.5	1,558.3	73.3	7.2	(171.3)	—	1,467.5
Gain on sale of subsidiary	—	—	—	—	—	—	—	—	1,018.6	—	1,018.6	—	—	—	—	1,018.6
Loss on repurchase of long term debt (note 15)	—		—		—	—	—	—	—	—	—	—	—	(28.6)	—	(28.6)
Interest expense	—		(3.3)		(1.8)	(3.3)	(12.5)	(15.6)	—	(4.8)	(41.3)	—	(65.8)	(224.1)	—	(331.2)
Corporate overhead	(8.7)		(27.4)		(25.4)	(8.2)	(9.2)	(27.9)	(2.6)	(22.2)	(131.6)	—	—	93.1	(236.8)	(275.3)
Pre-tax income (loss)	102.4		414.5		36.6	145.9	(102.8)	(608.3)	2,196.6	3.4	2,188.3	(111.3)	153.5	(207.3)	—	2,023.2
Income taxes																(408.3)
Net earnings																1,614.9

Attributable to:
Shareholders of Fairfax																1,740.6
Non-controlling interests																(125.7)
																1,614.9

(1)	Allied World is included in the company's financial reporting with effect from July 6, 2017.

(2)
Total underwriting expenses for the year ended December 31, 2017 are comprised as shown below. Accident year total underwriting expenses exclude the impact of favourable or unfavourable prior year claims reserve development.

	Insurance and Reinsurance
	Northbridge	OdysseyRe	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Operating companies
Loss & LAE - accident year	760.1	1,827.7	1,209.8	477.9	1,117.8	1,293.1	263.1	563.8	7,513.3
Commissions	164.5	492.5	292.4	83.5	424.8	32.6	4.7	148.4	1,643.4
Premium acquisition costs and other underwriting expenses	179.6	241.3	357.6	209.4	205.7	217.7	73.9	192.6	1,677.8
Total underwriting expenses - accident year	1,104.2	2,561.5	1,859.8	770.8	1,748.3	1,543.4	341.7	904.8	10,834.5
Unfavourable (favourable) claims reserve development	(93.5)	(288.1)	(10.2)	(76.4)	(9.5)	71.9	(52.3)	(33.6)	(491.7)
Total underwriting expenses - calendar year	1,010.7	2,273.4	1,849.6	694.4	1,738.8	1,615.3	289.4	871.2	10,342.8

2016

	Insurance and Reinsurance
	Northbridge	OdysseyRe	Crum & Forster	Zenith National	Brit	Fairfax Asia	Other	Operating companies	Run-off	Other	Corporate and Other	Eliminations and adjustments	Consolidated
Gross premiums written
External	1,052.3	2,355.8	2,011.8	831.7	1,904.3	636.1	558.4	9,350.4	183.9	—	—	—	9,534.3
Intercompany	2.8	24.9	43.2	—	7.9	12.6	84.9	176.3	—	—	—	(176.3)	—
	1,055.1	2,380.7	2,055.0	831.7	1,912.2	648.7	643.3	9,526.7	183.9	—	—	(176.3)	9,534.3
Net premiums written	942.6	2,100.2	1,801.1	819.4	1,480.2	303.1	458.4	7,905.0	183.4	—	—	—	8,088.4
Net premiums earned
External	915.8	2,083.9	1,738.6	809.3	1,396.5	348.5	406.1	7,698.7	163.5	—	—	—	7,862.2
Intercompany	(7.0)	(9.8)	30.9	(2.0)	2.8	(46.0)	31.1	—	—	—	—	—	—
	908.8	2,074.1	1,769.5	807.3	1,399.3	302.5	437.2	7,698.7	163.5	—	—	—	7,862.2
Underwriting expenses(1)	(862.5)	(1,838.9)	(1,737.1)	(643.2)	(1,370.2)	(261.4)	(409.5)	(7,122.8)	(348.6)	—	—	—	(7,471.4)
Underwriting profit (loss)	46.3	235.2	32.4	164.1	29.1	41.1	27.7	575.9	(185.1)	—	—	—	390.8
Interest income	56.6	158.5	72.8	33.0	66.5	26.6	32.2	446.2	58.6	21.3	(11.7)	—	514.4
Dividends	8.4	23.9	5.8	4.3	2.6	3.4	2.7	51.1	5.9	8.2	1.6	—	66.8
Investment expenses	(12.8)	(28.7)	(12.8)	(7.7)	(13.7)	(3.3)	(8.3)	(87.3)	(13.3)	(12.8)	(1.4)	88.8	(26.0)
Interest and dividends	52.2	153.7	65.8	29.6	55.4	26.7	26.6	410.0	51.2	16.7	(11.5)	88.8	555.2
Share of profit (loss) of associates	5.2	17.3	(22.6)	1.2	3.4	48.1	0.7	53.3	(15.5)	13.6	(27.2)	—	24.2
Other
Revenue	—	—	—	—	—	—	—	—	—	2,061.6	—	—	2,061.6
Expenses	—	—	—	—	—	—	—	—	—	(1,958.4)	—	—	(1,958.4)
	—	—	—	—	—	—	—	—	—	103.2	—	—	103.2
Operating income (loss)	103.7	406.2	75.6	194.9	87.9	115.9	55.0	1,039.2	(149.4)	133.5	(38.7)	88.8	1,073.4
Net gains (losses) on investments(3)	(161.3)	(318.7)	(184.7)	(168.2)	87.3	(1.7)	(90.0)	(837.3)	(225.2)	30.1	(171.2)	—	(1,203.6)
Interest expense	—	(2.8)	(1.6)	(3.3)	(14.2)	—	(4.2)	(26.1)	—	(28.3)	(188.4)	—	(242.8)
Corporate overhead	(6.6)	(30.2)	(20.4)	(8.4)	(9.2)	(0.1)	—	(74.9)	—	—	(17.6)	(88.8)	(181.3)
Pre-tax income (loss)	(64.2)	54.5	(131.1)	15.0	151.8	114.1	(39.2)	100.9	(374.6)	135.3	(415.9)	—	(554.3)
Income taxes													159.6
Net loss													(394.7)

Attributable to:
Shareholders of Fairfax													(512.5)
Non-controlling interests													117.8
													(394.7)

(1)
Total underwriting expenses for the year ended December 31, 2016 are comprised as shown below. Accident year total underwriting expenses exclude the impact of favourable or unfavourable prior year claims reserve development.

	Insurance and Reinsurance
	Northbridge	OdysseyRe	Crum & Forster	Zenith National	Brit(1)	Fairfax Asia	Other	Operating companies
Loss & LAE - accident year	651.1	1,438.4	1,136.1	459.3	909.7	252.5	290.1	5,137.2
Commissions	150.6	431.4	283.2	81.9	292.3	(6.5)	101.8	1,334.7
Premium acquisition costs and other underwriting expenses	173.6	235.6	326.1	203.0	221.7	67.5	78.0	1,305.5
Total underwriting expenses - accident year	975.3	2,105.4	1,745.4	744.2	1,423.7	313.5	469.9	7,777.4
Favourable claims reserve development	(112.8)	(266.5)	(8.3)	(101.0)	(53.5)	(52.1)	(60.4)	(654.6)
Total underwriting expenses - calendar year	862.5	1,838.9	1,737.1	643.2	1,370.2	261.4	409.5	7,122.8

Schedule of net premiums earned by product line
Net premiums earned by product line for the years ended December 31 was as follows:

	Property		Casualty		Specialty		Total
	2017	2016	2017	2016	2017	2016	2017	2016
Net premiums earned - Insurance and Reinsurance
Northbridge	449.1	395.6	474.4	423.8	96.2	89.4	1,019.7	908.8
OdysseyRe	1,206.0	1,159.9	901.5	714.5	225.9	199.7	2,333.4	2,074.1
Crum & Forster	238.9	237.0	1,518.0	1,426.6	95.9	105.9	1,852.8	1,769.5
Zenith National	32.1	29.3	779.5	778.0	—	—	811.6	807.3
Brit	427.1	402.7	755.7	664.3	354.1	332.3	1,536.9	1,399.3
Allied World(1)	360.9	—	607.4	—	60.4	—	1,028.7	—
Fairfax Asia	65.6	57.4	219.2	191.2	42.8	53.9	327.6	302.5
Other	405.9	191.9	221.9	146.1	162.8	99.2	790.6	437.2
Operating companies	3,185.6	2,473.8	5,477.6	4,344.5	1,038.1	880.4	9,701.3	7,698.7
Run-off	—	0.4	22.9	162.6	(2.8)	0.5	20.1	163.5
Consolidated net premiums earned	3,185.6	2,474.2	5,500.5	4,507.1	1,035.3	880.9	9,721.4	7,862.2
Interest and dividends							559.0	555.2
Share of profit of associates							200.5	24.2
Net gains (losses) on investments							1,467.5	(1,203.6)
Gain on sale of subsidiary							1,018.6	—
Other							3,257.6	2,061.6
Consolidated revenue							16,224.6	9,299.6

Allocation of net premiums earned	32.8%	31.5%	56.6%	57.3%	10.6%	11.2%

(1)	Allied World is included in the company's financial reporting with effect from July 6, 2017

Disclosure of geographical regions
Net premiums earned by geographic region for the years ended December 31 was as follows:

	Canada		United States		Asia(1)		International(2)		Total
	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Net premiums earned - Insurance and Reinsurance
Northbridge	1,007.2	899.5	12.5	9.3	—	—	—	—	1,019.7	908.8
OdysseyRe	76.8	72.5	1,539.2	1,319.3	247.2	231.4	470.2	450.9	2,333.4	2,074.1
Crum & Forster	—	—	1,852.6	1,769.3	—	—	0.2	0.2	1,852.8	1,769.5
Zenith National	—	—	811.6	807.3	—	—	—	—	811.6	807.3
Brit	83.1	77.1	1,036.5	942.1	60.3	54.0	357.0	326.1	1,536.9	1,399.3
Allied World(3)	20.5	—	773.7	—	88.2	—	146.3	—	1,028.7	—
Fairfax Asia	0.1	0.1	—	0.3	319.0	293.2	8.5	8.9	327.6	302.5
Other	9.1	3.9	98.9	142.6	108.0	105.7	574.6	185.0	790.6	437.2
Operating companies	1,196.8	1,053.1	6,125.0	4,990.2	822.7	684.3	1,556.8	971.1	9,701.3	7,698.7
Run-off	—	—	23.7	162.6	—	—	(3.6)	0.9	20.1	163.5
Consolidated net premiums earned	1,196.8	1,053.1	6,148.7	5,152.8	822.7	684.3	1,553.2	972.0	9,721.4	7,862.2
Interest and dividends									559.0	555.2
Share of profit of associates									200.5	24.2
Net gains (losses) on investments									1,467.5	(1,203.6)
Gain on sale of subsidiary									1,018.6	—
Other									3,257.6	2,061.6
Consolidated revenue									16,224.6	9,299.6

Allocation of net premiums earned	12.3%	13.4%	63.2%	65.5%	8.5%	8.7%	16.0%	12.4%

(1)	The Asia geographic segment comprises countries located throughout Asia, including China, India, Sri Lanka, Malaysia, Singapore, Indonesia and Thailand, and the Middle East.

(2)	The International geographic segment comprises Australia and countries located in Africa, Europe and South America.

(3)	Allied World is included in the company's financial reporting with effect from July 6, 2017